CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]
Statement of profit or loss and other comprehensive income [abstract]
Revenue (Note 18)	$ 7,230	$ 7,351
Cost of sales	5,187	5,457
Gain on commodity-related derivative financial instruments	(20)	(22)
Share of profit from equity accounted investees (Note 10)	370	411
Gross profit	2,433	2,327
General and administrative	296	279
Other expense	15	27
Impairment of investment in equity accounted investees (Note 10)	300	0	[2]
Results from operating activities	1,822	2,021
Net finance costs (Note 19)	294	279
Earnings before income tax	1,528	1,742
Current tax expense (Note 11)	210	70
Deferred tax (recovery) expense (Note 11)	(174)	394
Income tax expense	36	464
Earnings attributable to shareholders	1,492	1,278	[2]
Other comprehensive (loss) income
Exchange (loss) gain on translation of foreign operations	(213)	330
Remeasurements of defined benefit liability, net of tax (Note 22)	(6)	(6)
Total comprehensive income attributable to shareholders	1,273	1,602
Earnings attributable to common shareholders, net of preferred share dividends (Note 21)	$ 1,361	$ 1,157
Earnings per common share - basic (in CAD per share)	$ 2.66	$ 2.28
Earnings per common share - diluted (in CAD per share)	$ 2.65	$ 2.28
Weighted average number of common shares (millions)
Basic (in shares)	512	505
Diluted (in shares)	514	509

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[2]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.